Other Current Liabilities (Details) - Schedule of Other Current Liabilities - CNY (¥)		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Current Liabilities Abstract
Accrued payroll and employee-related costs		¥ 60,134,968	¥ 88,469,812
Payable for acquisition of property and equipment		136,476,992	139,578,631
Guarantee deposits		48,205,248	11,695,000
Accrued marketing expenses		15,997,153	11,901,810
Sundry taxes payable		11,196,895	6,707,784
Accrued professional service fees		20,095,758	9,076,767
Accrued offering costs	[1]	2,833,080	4,039,468
Accrued rental expenses		3,616,613	4,242,805
Other accrual expenses		39,597,263	34,742,278
Total other current liabilities		¥ 338,153,970	¥ 310,454,355

[1]	In August 2022, the Company entered into a professional services contract with a financial intermediary firm pursuant to which, the firm provided professional services to the Company in connection with Merger Transactions and the Company is obligated to pay a service fee of US$3,000,000. Under the agreement, the Company settled US$1,000,000 of the service fee in cash in October 2022 and has an option at its sole discretion to settle the remaining US$2,000,000 of the service fee in following year either in cash or by issuing 200,000 ordinary Shares of the Company when certain conditions were met upon the consummation of the Merger Transactions on September 28, 2022. The Company accounted for the option to settle such service fee in ordinary shares as a liability-settled share-based payment. The option is re-measured at fair value periodically until the settlement of payment. As of December 31, 2023, the fair value of options is US$400,000 (equivalent to RMB2,833,080).